ACCOUNTS RECEIVABLE AND OTHER - Schedule of Current and Non-Current Accounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Current	$ 20,263	$ 19,489
Non-current	8,249	7,889
Accounts receivable and other	$ 28,512	$ 27,378